Investment in an Associate (Details Narrative) - USD ($)				12 Months Ended
	Oct. 15, 2024	May 04, 2023	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 19, 2023
Investment				$ 6,000,000.0
Management fee income				3,299,000	$ 3,923,000	$ 4,656,000
Impairment charges				1,100,000
Bridge Loan Agreement [Member]
Loan amount	$ 250,000
Interest rate	15.00%
Services Agreement [Member]
Proceeds from debt	$ 150,000
Repayments of debt	$ 150,000
Administrative Service [Member]
Management fee income				48,000	12,000
Onkai Inc [Member]
Value conversion		$ 1,500,000	$ 1,500,000	$ 3,800,000
Capital discount rate			15.00%
Investments					$ 300,000
Shares owned							1,223,535
Shares owned percentage							24.00%